SEGMENT REPORTING - Narrative (Details) - 12 months ended Dec. 31, 2018	position segment	store	state
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Number of reportable segments | segment	2
United States
Segment Reporting Information [Line Items]
Number of stores	213	213
United States | Online Products
Segment Reporting Information [Line Items]
Number of states in which entity operates			27
Canada | Retail Products
Segment Reporting Information [Line Items]
Number of stores | store		200
Number of states in which entity operates			7
Canada | Online Products
Segment Reporting Information [Line Items]
Number of states in which entity operates			5